Related party transactions	12 Months Ended
Mar. 31, 2020
Related party transactions
28. Related party transactions
The Bank’s principal related parties consist of HDFC Limited, its principal owner, subsidiaries of HDFC Limited and affiliates of the Bank. Transactions disclosed under “others” primarily consist of transactions with subsidiaries of HDFC Limited and affiliates of the Bank. The Bank enters into transactions with its related parties, such as providing banking services, sharing costs and service providers, purchasing services, making joint investments, and borrowing from related parties and subletting premises. The Bank is prohibited from making loans to companies with which it has directors in common. The Bank, being an authorized dealer, deals in foreign exchange and derivative transactions with certain parties which include the principal owner and related companies. The foreign exchange and derivative transactions are undertaken in line with the RBI guidelines. The Bank’s related party balances and transactions are in the normal course of business and are summarized as follows:
Balances payable to related parties are as follows:

	As of March 31,
	2019						2020
	Principal owner		Others		Total		Principal owner		Others		Total		Total
	(In millions)
Balances in non-interest-bearing deposits	Rs.	32,176.8	Rs.	14,170.1	Rs.	46,346.9	Rs.	35,128.7	Rs.	8,258.8	Rs.	43,387.5	US$	575.5
Balances in interest-bearing deposits		733.1		1,732.9		2,466.0		1,662.0		5,954.8		7,616.8		101.0
Accrued expenses and other liabilities		836.4		—		836.4		1,002.8		—		1,002.8		13.3

Total	Rs.	33,746.3	Rs.	15,903.0	Rs.	49,649.3	Rs.	37,793.5	Rs.	14,213.6	Rs.	52,007.1	US$	689.8

Balances receivable from related parties are as follows:

	As of March 31,
	2019						2020
	Principal owner		Others		Total		Principal owner		Others		Total		Total
	(In millions)
Loans	Rs.	—	Rs.	33.9	Rs.	33.9	Rs.	—	Rs.	26.5	Rs.	26.5	US$	0.4
Other assets		310.2		1,474.7		1,784.9		449.5		1,266.9		1,716.4		22.8

Total	Rs.	310.2	Rs.	1,508.6	Rs.	1,818.8	Rs.	449.5	Rs.	1,293.4	Rs.	1,742.9	US$	23.2

Purchase of property and equipment from related parties for the years ended March 31, 2019 and 2020 were nil. Purchase and sale of investments from Others for the year ended March 31, 2020 were Rs.4,872.8 million (previous year Rs. 6,490.7 million) and Rs. 28,016.8 million (previous year Rs. 22,236.2 million), respectively. Investments of Others in the Bank’s subordinated debt for the fiscal year ended March 31, 2020 were Rs. 200.0 million (previous year Rs. 250.0 million).
Included in the determination of net income are the following significant transactions with related parties:

	Fiscal year ended March 31,
	2018						2019			2020
	Principal owner		Others		Total		Principal owner	Others	Total	Principal owner	Others	Total	Total
	(In millions)
Non-interest revenue-Fees and commissions	Rs.	2,642.7	Rs.	14,913.5	Rs.	17,556.2	Rs. 2,829.7	Rs. 14,558.3	Rs. 17,388.0	Rs. 3,089.4	Rs. 17,001.7	Rs. 20,091.1	US$	266.5
Interest and Dividend revenue		132.8		1,396.9		1,529.7	352.0	1,549.7	1,901.7	—	1,194.2	1,194.2		15.8
Interest expense-Deposits		(59.6)		(115.9)		(175.5)	(54.9)	(138.0)	(192.9)	(85.3)	(84.2)	(169.5)		(2.2)
Non-interest expense-Administrative and other		(4,031.9)		(2,266.8)		(6,298.7)	(4,838.3)	(2,841.7)	(7,680.0)	(5,840.8)	(3,119.6)	(8,960.4)		(118.9)
Non-interest expense-Premises and equipment		(19.8)		(7.6)		(27.4)	(31.2)	(6.1)	(37.3)	(25.8)	(9.7)	(35.5)		(0.5)
Other transactions with the Bank’s principal owner are as follows:
During the years ended March 31, 2019 and March 31, 2020, the Bank purchased loans from the principal owner aggregating Rs. 239,824.2 million and Rs. 241,272.5 million, respectively. Dividends paid to the principal owner during the years ended March 31, 2019 and March 31, 2020 were Rs. 5,111.7 million and Rs. 8,646.2 million, respectively. The Bank also enters into foreign exchange and derivative transactions with its principal owner. The notional principal amount and the mark-to-market gains in respect of foreign exchange and derivative contracts outstanding as of March 31, 2020 was Rs. 120,099.5 million (previous year Rs. 58,655.0 million) and Rs. 53.5 million (previous year Rs. 143.1 million), respectively. During the fiscal year ended March 31, 2020, the Bank subscribed to debt securities of nil (previous year Rs. 6,850.0 million) issued by the principal owner. During the fiscal year ended March 31, 2020, the Bank issued Guarantees on behalf of its Principal owner and Others for Rs. 3.9 million (previous year Rs. 3.7 million) and for Rs. 29.9 million (previous year Rs. 1,127.4 million), respectively.
For contributions made to provident funds and pension funds set up by the Bank, see note 23 – Retirement benefits.